SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2022
SHORT-TERM AND LONG-TERM LOANS
SHORT-TERM AND LONG-TERM LOANS

10.         SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Short-term loans	236,000	283,049	—
Long-term loans, current portion	98,086	57,647	42,978
Long-term loans, less current portion	115,980	102,948	59,823

Short-term loans of US$236,000 and US$236,000 as of December 31, 2020 and 2021 represents US$ denominated bank borrowings obtained from financial institutions in the United States. The short-term loan are repayable on demand and bear interest rates of 3-month London Interbank Offered Rate (“LIBOR”) plus a rate range from 1.10% - 1.43%. The short-term bank borrowings were secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$278,108 and US$267,754 as of December 31, 2022 and 2021, respectively, and were classified as restricted cash, current on the consolidated balance sheets. As of December 31, 2022, the Company had fully repaid these short-term loans.

Short-term loans of US$47,049 as of December 31, 2021 represent RMB denominated commercial notes discounted to PRC banks at an annualized rate of 4.15%, with a maturity period of one year. As of December 31, 2022, the Company had fully repaid these short-term loans.

10.         SHORT-TERM AND LONG-TERM LOANS (Continued)

The long-term loan of US$29,763 and US$28,932 as of December 31, 2020 and 2021 represents US$ denominated bank borrowing obtained from financial institutions in the United States. The long-term loan is repayable by installments from December 1, 2017 to November 11, 2027 and bears interest rate of 4.1% for the first 3 years; thereafter the interest rate will be floating at Industrial and Commercial Bank of China (USA) NA Prime plus 1.0%. US$850 and US$888 of the bank loan were re-classified to short term loans because they were repayable within twelve months as of December 31, 2020 and 2021. The loan is secured by land and building in the United States with carrying value of US$42,581 and US$41,931 as of December 31, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the balance of the account of US$6,241 and US$6,263 were classified as restricted cash (non-current) on the consolidated balance sheets. As of December 31, 2022, the Company had fully repaid these short-term loans in advance.

The long-term loans of US$55,128, US$46,606 and US$33,683 as of December 31, 2020,2021 and 2022 represent RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Beijing, PRC. The long-term loans are repayable by installments from September 23, 2016 to September 22, 2026 and bear interest rate of 4.9%. As of December 31, 2020, 2021 and 2022, US$55,128, US$46,606 and US$33,683 of the bank loans were classified as short term loans because the Company did not meet certain loan covenants. Even though the Company obtained a waiver from the lender indicating that the lender permanently gave up its right to demand payment as a result of the violation as of December 31, 2022, the loan was classified as current because without the waiver, the Company would be in default at the December 31, 2022 balance sheet date and it is probable that the Company will be unable to comply with all provisions of the debt agreement for a period of one year from the balance sheet date. The loans were secured by building in the PRC with carrying value of US$191,146, US$175,843, and US$160,540 as of December 31, 2020, 2021, and 2022, respectively.

The long-term loan of US$15,653, US$13,458 and US$9,974 as of December 31, 2020, 2021 and 2022 represent RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Wuhan, PRC. The long-term loan is repayable by installments from March 21, 2017 to March 21, 2027 and bears interest rate of 4.9%. As of December 31, 2020, 2021 and 2022, US$2,504, US$2,562 and US$2,346 of the bank loan were re- classified to short term loans because it was repayable within twelve months. The loan was secured by bank balance of US$1,533, US$1,568, and US$1,436, and building in the PRC with carrying value of US$41,198, US$39,098, and US$36,998 as of December 31, 2020, 2021, and 2022, respectively.

The long-term loan of US$37,888, US$29,720 and US$23,176 as of December 31, 2020, 2021 and 2022 represent RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Chongqing, PRC. The long-term loan is repayable by installments from August 2, 2018 to August 1, 2028 and bears floating interest rate at 25% above long-term People’s Bank of China benchmark rate (“PBOC rate”). As of December 31, 2020, 2021 and 2022, US$4,889, US$5,003 and US$4,580 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan was secured by buildings in the PRC with carrying value of US$85,243, US$80,826, and US$76,409 as of December 31, 2020,2021, and 2022, respectively.

The long-term loan of US$32,186 as of December 31, 2020 represent US$ denominated bank borrowing obtained from financial institutions in Taiwan. The principal of the long-term loan, in the amount of US$40,000, is repayable by 10% on October 23, 2020 and by 90% on October 23, 2023. The loan bears an annual interest rate of 2.35% plus LIBOR of three months. The loan was secured by building in the United States with carrying value of US$6,369 as of December 31, 2020. As of December 31, 2020, the balance of the account of US$32,186 was classified as restricted cash (non-current) on the consolidated balance sheets. As of December 31, 2021, the Company had fully repaid the short-term loan in advance.

The long-term loan of US$43,448, US$41,879 and US$35,968 as of December 31, 2020, 2021 and 2022 represents RMB denominated bank borrowings from financial institutions in China. The long-term loan is repayable by installments from March 5, 2020 to April 22, 2029 and bears interest rate of 5.98%. As of December 31, 2020, 2021 and 2022,US$2,529, US$2,588 and US$2,369 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan was secured by buildings in the PRC with carrying value of US$54,116, US$51,493, and US$48,870; and an RMB denominated bank deposits placed with financial institutions in the PRC of US$1,527, US$1,628 and US$345, as of December 31, 2020,2021, and 2022, respectively.